Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 7,933,206	$ 5,926,010
Business Acquisition	6,972,625
Foreign exchange effect	(549,926)	104,541
Recognized in net income	(1,648,432)	1,902,655
Ending balance	12,707,473	7,933,206
Research and development expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	311,911	244,173
Foreign exchange effect	0	0
Recognized in net income	(311,911)	67,738
Ending balance		311,911
Intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(327,848)	(1,041,732)
Business Acquisition	(6,701,220)
Foreign exchange effect	22,726	27,293
Recognized in net income	(306,899)	686,591
Ending balance	(7,313,241)	(327,848)
Right-of-use assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(349,530)
Business Acquisition	(267,373)
Foreign exchange effect	24,229	(5,165)
Recognized in net income	(248,986)	(344,365)
Ending balance	(841,660)	(349,530)
Goodwill
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(7,055,900)
Foreign exchange effect	489,112	(311,098)
Recognized in net income	6,566,788	(6,744,802)
Ending balance		(7,055,900)
Property, plant and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(4,656,049)	(3,813,728)
Business Acquisition	(4,032)
Foreign exchange effect	322,756	(37,777)
Recognized in net income	579,081	(804,544)
Ending balance	(3,758,244)	(4,656,049)
Tax credits receivable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(48,885)	(40,555)
Foreign exchange effect	0	0
Recognized in net income	59	(8,330)
Ending balance	(48,826)	(48,885)
Lease liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	207,881
Foreign exchange effect	(14,410)	5,621
Recognized in net income	(193,471)	202,260
Ending balance		207,881
Prepaid royalty income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,029,892)	(1,471,349)
Foreign exchange effect	0	0
Recognized in net income	441,352	441,457
Ending balance	(588,540)	(1,029,892)
Unsecured Convertible Debentures
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(5,015,106)	(197,181)
Foreign exchange effect	416,529	(216,585)
Recognized in net income	4,598,577	(4,601,340)
Ending balance		$ (5,015,106)
Warrants
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Foreign exchange effect	0
Recognized in net income	0
Other assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Foreign exchange effect	122,042
Recognized in net income	(279,004)
Ending balance	$ (156,962)